INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
INCOME TAXES
Schedule of deferred income taxes

	As of September 30,
	2024	2023
Deferred tax assets:
Bad debt allowance recorded for accounts receivable, other receivable, and long-term prepayments	$1,137,100	$2,643,662
Inventory provision	—	14,972
Net operating loss carry-forward	105,130	2,850
Less: valuation allowance	(1,242,230)	(2,661,484)
Total	$—	$—

Schedule of income taxes attributed to continuing operations

	For the year ended September 30,
	2024	2023
Current income tax expense (recovery)	$12,106	$(782,752)
Deferred income tax expenses	—	322,897
Total income tax expense (recovery)	$12,106	$(459,855)

Schedule of income tax reconciliation

	For the year ended September 30,
	2024	2023
Income before taxes excluded the amounts of loss incurring entities	$—	$—
PRC EIT tax rates	15%	15%
Tax effect of deferred tax recognized	—	322,897
Adjustment on current income tax of the prior periods	12,106	—
Change in unrecognized tax benefits	—	(782,752)
Income tax expense (recovery)	$12,106	$(459,855)

Schedule of changes in unrecognized tax benefits

	For the year ended September 30,
	2024	2023
Balance at beginning period	$—	$817,059
Addition for tax positions of the current year	—	(38,695)
Lapse of statute of limitations	—	(785,337)
Effect of exchange rate changes	—	6,973
Balance at ending period	$—	$—